Derivative liability for Monte Carlo Simulations - 2015 Private Placement Financing (Detail) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 04, 2014	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Private Placement [Line Items]
Closing price per share of Common Stock		$ 0.001	$ 0.001	$ 0.001
Derivative Liabilities Assumptions
Private Placement [Line Items]
Closing price per share of Common Stock	$ 0.30		$ 0.18
Dividend yield	0.00%		0.00%
2015 Private Placement Financing | Derivative Liabilities Assumptions
Private Placement [Line Items]
Closing price per share of Common Stock		0.26
Exercise price per share		$ 0.25
Expected volatility		85.00%
Risk-free interest rate		1.63%
Dividend yield		0.00%
Remaining expected term of underlying securities (years)		5 years